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                        John Nuveen & Co. Incorporated
                             333 West Wacker Drive
                         Chicago, Illinois 60606-1286

                                 June 3, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4


     Re:  Nuveen Unit Trust, Series 1 (the "Trust")

Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(j) of the General Rules and Regulations of the Securities Act of 1933, as amended, the form of prospectus which would have been filed pursuant to Rule 497(b) of the General Rules and Regulations of the Securities Act of 1933, as amended, would not have differed from that contained in Amendment No. 2 to the Registration Statement for the above referenced Trust, the most recent amendment, filed electronically with the Securities and Exchange Commission on May 29, 1997.


                                           Very truly yours,

                                           John Nuveen & Co. Incorporated


                                           By       Morrison C. Warren
                                              ------------------------------
                                                    Assistant Secretary